Related-Party Balances and Transactions (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances and transactions with related parties
Revenue		R$ 3,168	R$ 1,480	R$ 744
Expense		203,967	149,863	137,885
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Expense	[1]	105,433	58,375	31,498
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Revenue	[2]	2,233	689
Expense	[2]	52,115	46,976	81,007
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Expense	[3]	534	24	1,710
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Expense	[4]	26,943	28,953	18,069
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Revenue		374	39
Expense		18,889	15,405	5,500
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Revenue		160	319	349
Affiliated companies - Others
Balances and transactions with related parties
Revenue		401	433	395
Expense		R$ 54	R$ 130	R$ 101

[1]	Shared services costs mainly related to (i) payroll, (ii) IT structure / software and (iii) property rental which are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to cost sharing contractual agreements. Such costs are included in administrative expenses. The increase in the balance refers to payroll taxes related to LTIP payments made in the year ended December 31, 2018 which amounted to R$ 61,713, and which are paid by the parent company UOL and reimbursed by the PagSeguro Group.
[2]	Sales of advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
[3]	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
[4]	Sales of services from the affiliated company UOL Diveo related to technical support in hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.